Schedule III - Real Estate Investments (Summary of Historical Cost and Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property
Balance, beginning of period	$ 734,828	$ 555,586	$ 432,889
Disposals		(794)	(463)
Additions (acquisitions and improvements)	170,907	180,036	123,160
Balance, end of period	905,735	734,828	555,586
Accumulated depreciation
Balance, beginning of period	(102,900)	(74,536)	(52,923)
Disposals		162	46
Additions (depreciation and amortization expense)	(34,825)	(28,526)	(21,659)
Balance, end of period	$ (137,725)	$ (102,900)	$ (74,536)